Cooley Godward LLP	ATTORNEYS AT LAW 4401 Eastgate Mall San Diego, CA 92121-1909 Main 858 550-6000 Fax 858 550-6420 www.cooley.com	Broomfield, CO 720 566-4000 Palo Alto, CA 650 843-5000 Reston, VA 703 456-8000 San Francisco, CA 415 693-2000

STEVEN M. PRZESMICKI (858) 550-6070 przes@cooley.com

June 28, 2005

VIA EDGAR AND FEDERAL EXPRESS

Edward M. Kelly, Esq.

Senior Counsel

Division of Corporation Finance

U.S. Securities and Exchange Commission

Station Place

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mikohn Gaming Corporation,

d/b/a/ Progressive Gaming International Corporation

Amendment No. 1 to Registration Statement on Form S-4 Filed June 3, 2005

File No. 333-124311

Ladies and Gentlemen:

On behalf of Mikohn Gaming Corporation, d/b/a Progressive Gaming International Corporation (the “Company” or “Progressive”), we are electronically transmitting for filing Amendment No. 2 (the “Amendment”) to the Registration Statement referenced above, marked to show changes from Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission (the “Commission”) on June 3, 2005. In addition, three courtesy copies of the marked Amendment are being sent to you under separate cover via Federal Express.

The Amendment is being filed in response to comments on the Registration Statement received from the staff of the Securities and Exchange Commission (the “Staff”) by letter dated June 20, 2005. The numbering of the paragraphs below corresponds to the numbering of your comment letter, the text of which we have incorporated into this response letter for convenience. Page references in the text of this response letter correspond to the page numbers of the Amendment.

Progressive is aware of its obligations under the Securities Act of 1933, as amended, and in accordance with Rule 461(a) will request acceleration of the Registration Statement at least two business days in advance of the requested effective date.

Summary of the Proxy Statement/Prospectus, page 4

1.	Refer to prior comments 9-13. If true, indicate in the tabular presentation on page 6 that the maximum transaction shares of 1,865,080 are divided into VirtGame’s fully diluted common shares of 61,673,490 to obtain the common stock exchange ratio.

The disclosure has been revised as requested at page 6.

Cooley Godward LLP

Securities and Exchange Commission

June 28, 2005

2.	Refer to prior comments 9-13. The common stock exchange ratio of .03024 in the tabular presentation on page 6 differs from that of 0.0392 in the column under “Illustration above” on page 7. Please reconcile.

The disclosure has been revised as requested at page 7 and throughout the proxy statement/prospectus.

3.	Refer to prior comment 20. Quantify the number of unvested options subject to acceleration that the VirtGame board members have. We note also that recent trading prices for Progressive common stock have been above $13.00. Revise the disclosure to reflect that fact.

The disclosure has been revised as requested at page 13.

Material United States Federal Income Tax Consequences, page 13

4.	Disclose counsels’ opinions, and identify the counsels. Delete the language that “it is expected that the two mergers…will qualify as a reorganization.”

The requested changes have been made at page 13.

Other Business; Adjournments, page 32

5.	You suggest that proxy holders will be able to use discretionary authority to vote for the meeting’s adjournment or postponement. We consider the vote to adjourn a meeting to solicit additional votes to be a substantive matter over which proxy holders may not exercise discretionary authority. Revise to clarify that proxy holders will not use proxies for that purpose. Alternatively, include a separate box on the form of proxy to allow VirtGame’s stockholders to vote for or against an adjournment under those circumstances.

A separate box will be included on the form of proxy to allow VirtGame’s stockholders to vote for or against an adjournment or postponement of the special meeting if necessary for the board of directors to solicit additional proxies in favor of proposals 1 and 2.

Disclosure relating to this additional proposal has been added to the notice of special meeting and at pages 1, 30, 31, 32, 33 and 91.

Background of the Transaction, page 34

6.	In the third paragraph on page 34, disclose why you chose Progressive as a potential business combination candidate.

The requested disclosure has been added at page 34.

7.	We note the disclosure on page 35 that Merriman provided analyses about the value of VirtGame’s assets in connection with reviewing candidates for business combinations. If Merriman provided a report, opinion, or appraisal relating to the merger, Item 14(b)(6) of Schedule 14A requires that you provide the information under Item 1015(b) of Regulation M-A. Please revise or advise.

VirtGame respectfully advises the Staff that Merriman did not provide a report, opinion or appraisal relating to the merger within the meaning of Item 14(b)(6) of Schedule 14A.

Opinion of VirtGame’s Financial Advisor, page 40

8.	Provide more detail about each analysis that Trenwith performed. For example,

•	Explain what the income approach to value is and what numbers Trenwith used to come up with the range of values.

Cooley Godward LLP

Securities and Exchange Commission

June 28, 2005

•	Disclose the numbers that Trenwith used to come up with the range of values for the recent industry transaction analysis.

•	Disclose the numbers that Trenwith used to come up with the range of values for the guideline company analysis.

•	Disclose the numbers that Trenwith used to come up with the net operating loss carry forwards.

The disclosure has been revised as requested at pages 41-43.

Income Approach/Discounted Cash Flow, page 41

9.	Refer to prior comment 41. Specify the discount rate used by Trentwith in its discounted cash flow analysis. Further, explain why Trenwith selected the specific discount rate.

The disclosure has been revised as requested at pages 41-42.

Transaction Method, page 41

10.	Refer to prior comment 41. Specify the total invested capital to revenue multiples observed by Trenwith in its transaction method analysis. Clarify to what extent Trenwith considered all 93 identified transactions relevant to VirtGame’s acquisition by Progressive.

The disclosure has been revised as requested at pages 42-43.

Material United States Federal Income Tax Consequences, page 42

11.	Refer to prior comments 42 and 53. Since VirtGame’s counsel and Progressive’s counsel have elected to file short form tax opinions, the opinions must state clearly that the discussion in this subsection constitutes counsels’ opinions. The opinions should not merely state that the discussion in the proxy statement/prospectus “summarizes” or “correctly describes” the material United States federal income tax consequences. Thus, revise the first sentence on page 2 of exhibit 8.1 and under (ii) in the last paragraph on page 1 of exhibit 8.2.

We respectfully submit that the opinion letters are not “short form” letters. They each contain a substantive opinion that the transaction will constitute a reorganization, in addition to the statements about the discussion in the proxy statement/prospectus. If desired, the statements concerning the discussion in the proxy statement/prospectus can be deleted in their entirety.

12.	Delete the language “only a general summary” from the uppercase paragraph on page 45 that could be read to imply that VirtGame’s stockholders cannot rely on the disclosure.

The disclosure has been revised as requested at page 47.

Other Approvals, page 46

13.	We note the disclosure that “it is possible that Progressive and VirtGame may not be able to obtain any required approvals or actions.” Clarify whether it is the intention of Progressive and VirtGame not to complete the transaction in those circumstances. We note the disclosure on pages 9-11 and 58-60 that specified closing conditions can, to the extent legally permissible, be waived by written mutual consent, in writing by Progressive, or in writing by VirtGame.

The requested disclosure has been added at page 47.

Cooley Godward LLP

Securities and Exchange Commission

June 28, 2005

Comparison of Stockholder Rights and Corporate Governance Matters, page 63

14.	Remove the statement that the information [in] this summary is “qualified in its entirety” by reference to information outside the prospectus. See Rule 411(a) of Regulation C under the Securities Act.

The requested revision has been made at page 65.

Unaudited Pro Forma Condensed Consolidated Statement of Operations, page 84

15.	We read your response to prior comment 46. For the employee costs, tell us whether the purchase agreement provides for the termination of the VirtGame employees who have been included in the adjustment to eliminate employee salaries, benefits, and stock compensation and whether the purchase agreement stipulates that the effective date of their terminations is before or on the date the acquisition is completed. If the purchase agreement does not state these provisions, we do not believe that these adjustments would be factually supportable. Thus, they would be an inappropriate pro forma adjustment.

The Company has revised the pro forma financial statements to exclude adjustments related to the relevant employee costs, and disclosed certain information regarding these costs in the notes to unaudited pro forma condensed consolidated financial statements.

16.	We read your response to prior comment 46. For the contractually-based rent, utilities, professional fees, and other operating costs, we believe that the timing and effect of the related contract terminations are too uncertain to meet the criteria for pro forma adjustments as stated in Article 11 of Regulation S-X and are more akin to a forecast. Thus, revise adjustment (a) to remove the effects of eliminating rent, utilities, professional fees, and other operating costs in connection with the transaction. If these contractually-based costs are likely to have a material effect on future financial statements of the combined entity, disclose this forecasted information in the notes to unaudited pro forma condensed consolidated financial statements.

The Company has revised the pro forma financial statements to exclude adjustments related to the relevant contractually-based rent, utilities, professional fees and other operating costs, and disclosed certain information regarding these costs in the notes to unaudited pro forma condensed consolidated financial statements.

17.	We read your response to prior comment 48 and reviewed the revision to your unaudited pro forma condensed consolidated statement of operations for the year ended December 31, 2004. It appears that Progressive’s historical basic weighted average shares should be 21,884, as opposed to 21,844, as indicated in your annual report on Form 10-K for fiscal year ended December 31, 2004. Revise appropriately the Progressive historical and “as adjusted” columns.

The Company has corrected the historical basic weighted average shares as requested.

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements, page 85

18.	We read your response to prior comment 50 and have reviewed the revision to note 1(g) to the unaudited pro forma condensed consolidated balance sheet. Based on the note, the date of the announcement of the acquisition of VirtGame was February 18, 2005. However, the current report on Form 8-K that was filed on February 23, 2005 indicates that the date of the announcement was February 22, 2005. Since the date of the announcement drives the average share price that determines the fair value of acquisition, reconcile these dates and revise your notes as appropriate.

The Company has revised note 1(g) to indicate February 22, 2005 as the announcement date and have revised the computation of the average share price used in determining the fair value of the acquisition accordingly.

Cooley Godward LLP

Securities and Exchange Commission

June 28, 2005

Where You Can Find More Information, page 105

19.	The Commission has relocated its headquarters facility to Station Place, 100 F Street, N.E., Washington, DC 20549. The Commission’s public reference room is located in Room 5080 at that address. Revise this section’s first and second paragraphs.

The requested revision has been made at page 105.

Exhibit 5.1

20.	Under 2, revise to opine that the balance share rights are a legal, binding obligation of Progressive.

Exhibit 5.1 has been revised as requested.

Exhibits 8.1 and 8.2

21.	Delete the word “generally” under (ii) in the first full paragraph on page 2 of exhibit 8.1 and under (ii) in the last paragraph on page 1 of exhibit 8.2. Alternatively, describe the basis for any uncertainty of the United States federal income tax consequences for VirtGame’s stockholders.

The Company respectfully submits that the word “generally” is not intended to convey uncertainty. Its use is necessary to indicate that (i) the tax discussion speaks only about holders who are not excluded by the list of exceptions set forth therein, and (ii) even included holders may have individual circumstances that render counsel’s advice incomplete or inaccurate. Each of these caveats is made in various places within the tax discussion. Thus, the Company believes that retaining the word “generally” is appropriate and necessary.

Exhibit 99.2

22.	Refer to prior comment 54. While we do not object if any person whose profession gives authority to a statement made by him who is named as having prepared or certified any part of the registration statement does not admit expressly in the consent that he is an expert within the meaning of section 7 of the Securities Act, it is inappropriate for the person to deny or disclaim that he is an expert within section 7. Please revise.

Exhibit 99.2 has been revised as requested.

*****

Progressive and VirtGame respectfully request the Staff’s assistance in completing the review of the Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Amendment or this response letter to the undersigned at (858) 550-6070.

Sincerely,

/s/ STEVEN M. PRZESMICKI, ESQ.
Steven M. Przesmicki, Esq.

cc:	Michael Dreitzer, Esq.

Michael A. Sicuro

Heather Rollo

Daniel Donahue, Esq.